Report of Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) - economicScenario	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios, external consensus forecasts	3
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%
Consensus central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
Consensus central scenario | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	100.00%